Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pay versus Performance Table
The following section has been prepared in accordance with the SEC’s rules requiring annual disclosure of pay-versus-performance
(“PvP”) which shows the relationship between executive compensation actually paid (“CAP”) and the Company’s performance.

(a)	(b) (1)	(c) (2)	(d) (3)	(e) (4)	(f) (5)	(g) (6)	(h) (7)	(i) (8)
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Value of initial fixed $100 investment based on:		Net Income (Loss) ($ Millions)	Adjusted EBITDA ($ Millions)
					Company Total Shareholder Return	Peer Group Total Shareholder Return
2023	$9,701,005	$31,189,170	$1,405,960	$3,514,502	$67	$132	$51,376	$528,029
2022	16,659,858	5,908,688	2,000,869	(872,149)	33	130	(233,570)	506,249
2021	2,197,574	(2,362,888)	658,885	(789,682)	94	132	116,182	481,229
2020	17,204,248	22,420,874	5,012,582	14,102,915	109	105	(38,617)	419,859

(1)
The CEO in all four reporting years is Michael B. Petras, Jr.; reflects compensation amounts reported in the Summary Compensation Table (“SCT”) for Mr. Petras for the years ended December 31 2023, 2022, 2021 and 2020, respectively.

(2)	“Compensation actually paid” (“CAP”) to our CEO in 2023, 2022, 2021 and 2020 reflects the respective amounts in the SCT, adjusted as required pursuant to 402(v) of Regulation S-K.

(3)	The following non-CEO NEOs are included in the average figures shown:

•	2020: Michael Rutz, Scott Leffler

•	2021: Michael Rutz, Scott Leffler, Terrence Hammons, Matthew Klaben

•	2022: Michael Rutz, Scott Leffler, Terrence Hammons, Matthew Klaben, Alexander Dimitrief, Michael Biehl

•	2023: Michael Rutz, Alexander Dimitrief, Michael Biehl, Jonathan Lyons
Certain
non-CEO
NEOs served for a portion of the covered years cited above. For additional information, refer to “Executive Transitions” in the 2022 and 2023 Proxy Statements and Notices of Annual Meeting of Shareholders.

(4)	Average CAP to our non-CEO NEOs in 2023, 2022, 2021 and 2020 reflects the respective amounts in the SCT, adjusted pursuant to 402(v) of Regulation S-K.

(5)
Represents the cumulative total shareholder return (“TSR”) of the Company for the period commencing from market close on December 31, 2019, and ending on each of December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023.

(6)
Represents the cumulative TSR of the S&P 500 Healthcare Index for the period commencing from market close on December 31, 2019, and ending on each of December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023.

(7)
Reflects “Net Income (Loss)” in the Consolidated Statements of Operations and Comprehensive Income (Loss) included in the Company’s Annual Reports on Form
10-K
for the years ended December 31, 2023, 2022, 2021 and 2020 (“Net Income” and “Net Loss,” as applicable). 2022 Net Loss includes a $408 million legal reserve recorded in the fourth quarter of 2022 related to the binding term sheets to settle the ethylene oxide claims in Cook County, Illinois, subject to the satisfaction or waiver by the Company of the various conditions set forth in the term sheets.

(8)	The Company-selected Measure is Adjusted EBITDA, which is described below.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)	The following non-CEO NEOs are included in the average figures shown:

•	2020: Michael Rutz, Scott Leffler

•	2021: Michael Rutz, Scott Leffler, Terrence Hammons, Matthew Klaben

•	2022: Michael Rutz, Scott Leffler, Terrence Hammons, Matthew Klaben, Alexander Dimitrief, Michael Biehl

•	2023: Michael Rutz, Alexander Dimitrief, Michael Biehl, Jonathan Lyons

Peer Group Issuers, Footnote	Represents the cumulative TSR of the S&P 500 Healthcare Index for the period commencing from market close on December 31, 2019, and ending on each of December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023.
PEO Total Compensation Amount	$ 9,701,005	$ 16,659,858	$ 2,197,574	$ 17,204,248
PEO Actually Paid Compensation Amount	$ 31,189,170	5,908,688	(2,362,888)	22,420,874
Adjustment To PEO Compensation, Footnote
The tables below disclose the amounts deducted from, and added to, the Summary Compensation Table total compensation amounts to calculate the Compensation Actually Paid for each of the applicable years, for the CEO and average non-CEO
NEOs, as shown in columns (c) and (e) of the PvP Table, respectively:

CEO
Year	Summary Compensation Table Total Compensation	Less: stock award and option award values reported in Summary Compensation Table for the covered year	Plus: fair value for stock and option awards granted in the covered year	Change in fair value of outstanding unvested stock and option awards from prior years	Change in fair value of stock and option awards from prior years that vested in the covered year	Less: fair value of stock and option awards forfeited during the covered year	CEO CAP
2023	$9,701,005	$(7,495,691)	$7,067,443	$16,061,642	$5,854,771	$—	$31,189,170
2022	16,659,858	(14,462,702)	13,019,821	(5,926,198)	(3,382,091)	—	5,908,688
2021	2,197,574	—	—	(3,167,607)	(1,392,855)	—	(2,362,888)
2020	17,204,248	(15,000,000)	20,216,626	—	—	—	22,420,874

Non-PEO NEO Average Total Compensation Amount	$ 1,405,960	2,000,869	658,885	5,012,582
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,514,502	(872,149)	(789,682)	14,102,915
Adjustment to Non-PEO NEO Compensation Footnote
The tables below disclose the amounts deducted from, and added to, the Summary Compensation Table total compensation amounts to calculate the Compensation Actually Paid for each of the applicable years, for the CEO and average non-CEO
NEOs, as shown in columns (c) and (e) of the PvP Table, respectively:

Average Non-CEO NEOs
Year	Average Summary Compensation Table Total Compensation	Less: average stock award and option award values reported in Summary Compensation Table for the covered year	Plus: average fair value for stock and option awards granted in the covered year	Average change in fair value of outstanding unvested stock and option awards from prior years	Average change in fair value of stock and option awards from prior years that vested in the covered year	Less: average fair value of stock and option awards forfeited during the covered year	Non-CEO NEO CAP
2023	$1,405,960	$(649,546)	$634,064	$1,306,199	$817,826	$—	$3,514,502
2022	2,000,869	(1,248,894)	948,453	(1,149,366)	(268,001)	(1,155,210)	(872,149)
2021	658,885	(125,000)	139,448	(991,451)	(471,564)	—	(789,682)
2020	5,012,582	(4,350,000)	10,973,027	2,387,163	80,143	—	14,102,915

Compensation Actually Paid vs. Total Shareholder Return	The graph below reflects the relationship between the CEO and Average NEO CAP (per the SEC’s definition), TSR of the Company, and TSR of the S&P 500 Health Care Index for the covered periods.
Compensation Actually Paid vs. Net Income	The graph below reflects the relationship between the CEO and Average NEO CAP (per the SEC’s definition), the Company’s Net Income, and Adjusted EBITDA for the covered periods.
Compensation Actually Paid vs. Company Selected Measure	The graph below reflects the relationship between the CEO and Average NEO CAP (per the SEC’s definition), the Company’s Net Income, and Adjusted EBITDA for the covered periods.
Total Shareholder Return Vs Peer Group	The graph below reflects the relationship between the CEO and Average NEO CAP (per the SEC’s definition), TSR of the Company, and TSR of the S&P 500 Health Care Index for the covered periods.
Tabular List, Table
The following financial performance measures represent, in the Company’s assessment, the most important financial measures the Company used to link compensation that we actually paid to our named executive officers for 2023:

Financial Performance Metrics

Adjusted EBITDA	Sterigenics Segment Income

Total Shareholder Return Amount	$ 67	33	94	109
Peer Group Total Shareholder Return Amount	132	130	132	105
Net Income (Loss)	$ 51,376,000,000	$ (233,570,000,000)	$ 116,182,000,000	$ (38,617,000,000)
Company Selected Measure Amount	528,029,000,000	506,249,000,000	481,229,000,000	419,859,000,000
PEO Name	Michael B. Petras, Jr
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The Company’s Annual Reports on Form
10-K
for the years ended on December 31 for each of 2023, 2022, 2021 and 2020, include additional information on the calculation of Adjusted EBITDA and Sterigenics Segment Income, including non-GAAP
	reconciliation information.
Measure:: 2
Pay vs Performance Disclosure
Name	Sterigenics Segment Income
PEO | Stock Award And Option Award Values Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,495,691)	$ (14,462,702)		$ (15,000,000)
PEO | Fair Value For Stock And Option Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,067,443	13,019,821		20,216,626
PEO | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,061,642	(5,926,198)	$ (3,167,607)
PEO | Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,854,771	(3,382,091)	(1,392,855)
Non-PEO NEO | Stock Award And Option Award Values Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(649,546)	(1,248,894)	(125,000)	(4,350,000)
Non-PEO NEO | Fair Value For Stock And Option Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	634,064	948,453	139,448	10,973,027
Non-PEO NEO | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,306,199	(1,149,366)	(991,451)	2,387,163
Non-PEO NEO | Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 817,826	(268,001)	$ (471,564)	$ 80,143
Non-PEO NEO | Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,155,210)